Provisions - Disclosure of changes in other provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 5,724
FCA-PSA merger	12,992
Additional provisions	12,578
Settlements	(13,681)
Unused amounts	(627)
Translation differences	589
Transfer from Liabilities held for sale	18
Change in scope	(328)
Other	(86)
Provisions, at end of period	17,179
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,076
FCA-PSA merger	5,760
Additional provisions	4,239
Settlements	(3,182)
Unused amounts	(133)
Translation differences	337
Transfer from Liabilities held for sale	0
Change in scope	(47)
Other	172
Provisions, at end of period	8,222
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,850
FCA-PSA merger	3,873
Additional provisions	6,102
Settlements	(8,773)
Unused amounts	(46)
Translation differences	109
Transfer from Liabilities held for sale	0
Change in scope	(18)
Other	(89)
Provisions, at end of period	3,008
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,348
FCA-PSA merger	87
Additional provisions	678
Settlements	(663)
Unused amounts	(43)
Translation differences	1
Transfer from Liabilities held for sale	0
Change in scope	(175)
Other	(57)
Provisions, at end of period	1,176
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	317
FCA-PSA merger	832
Additional provisions	200
Settlements	(169)
Unused amounts	(182)
Translation differences	29
Transfer from Liabilities held for sale	(1)
Change in scope	(6)
Other	44
Provisions, at end of period	1,064
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	406
FCA-PSA merger	1,085
Additional provisions	582
Settlements	(335)
Unused amounts	(71)
Translation differences	82
Transfer from Liabilities held for sale	10
Change in scope	(27)
Other	1
Provisions, at end of period	1,733
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	727
FCA-PSA merger	1,355
Additional provisions	777
Settlements	(559)
Unused amounts	(152)
Translation differences	31
Transfer from Liabilities held for sale	9
Change in scope	(55)
Other	(157)
Provisions, at end of period	€ 1,976